OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Supplement dated May 9, 2013 to the
Prospectus dated April 30, 2013

This supplement amends the Prospectus of Oppenheimer Global Strategic Income Fund/VA (the "Fund") dated April 30, 2013, and is in addition to any other supplements.

(Oppenheimer Global Strategic Income Fund/VA)

The Expense Example table on Page 3 of the Prospectus is deleted in its entirety and replaced by the following:
Expense Example (Oppenheimer Global Strategic Income Fund/VA) (USD $)	1 Year	3 Years	5 Years	10 Years
Non-Service Class	74	244	429	964
Service Class	99	323	566	1,260